Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2020
Non-controlling interests
Schedule of subsidiary of Equity - Non-controlling interests

	12/31/2019	12/31/2020

Equity as of balance-sheet date attributable to non-controlling interests:
Of which:
Fideicomiso GFSSLPT, Banco Santander México, S.A.	27	23
Other	13	14
	40	37
Profit for the year attributable to non-controlling interests:
Of which:
Fideicomiso GFSSLPT, Banco Santander México, S.A.	—	—

Schedule of changes in Non-controlling interests

	2019	2020

Beginning balance	32	40
Profit for the year attributable to non-controlling interests	—	—
Other	8	(3)
Balance at year-end	40	37